Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

6 Segment information

During 2019 a reorganisation of the Group’s R&D units responsible for discovery through to late-stage development was completed, resulting in an R&D unit for BioPharmaceuticals (CVRM and Respiratory) and one for Oncology.

Additionally, there was a change in the structure of the Group’s commercial units, creating a new BioPharmaceutical unit to add to the existing Oncology Unit. These units align product strategy and commercial delivery across the US, Europe and Canada (EUCAN) and sharpened focus on these main therapy areas. The structure of our international commercial organisation remained unchanged, with separate units for Japan and International including China, covering all Therapy Areas.

As a result of the reorganisation completed during 2019, the Group has reviewed its assessment of reportable segments under IFRS 8 ‘Operating Segments’ and concluded that the Group continues to have one reportable segment.

This determination is considered to be a Key Judgement, and this judgement has been taken with reference to the following factors:

1 The level of integration across the different functions of the Group’s pharmaceutical business:

AstraZeneca is engaged in a single business activity of pharmaceuticals and the Group does not have multiple discrete operating components. AstraZeneca’s pharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

2 The identification of the Chief Operating Decision Maker (CODM) and the nature and extent of the financial information reviewed by the CODM:

The SET, established and chaired by the CEO, is the vehicle through which he exercises the authority delegated to him from the Board for the management, development and performance of our business. It is considered that the SET is AstraZeneca’s chief operating decision making body (as defined in IFRS 8). The operation of the SET is principally driven by the management of the Commercial operations, R&D, manufacturing and supply. All significant operating decisions are taken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub team for implementation. The impacts of being able to develop, produce, deliver and commercialise a wide range of pharmaceutical products drive the SET decision making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group’s IFRS Financial Statements. The high upfront cost of discovering and developing new products coupled with the relatively insignificant and stable unit cost of production means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET. The focus of additional financial information reviewed is at brand sales level within specific geographies. Expenditure analysis is completed for the science units, operations and enabling functions, there is no allocation of these centrally managed group costs to the individual product brands. SET members’ variable remuneration continues to be derived from the Group scorecard outcome.

3 How resources are allocated:

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group’s Early Stage Portfolio Committee and Late Stage Portfolio Committee.

Geographic areas

The following table shows information for Total Revenue by geographic area and material countries. The additional tables show the Operating profit and Profit before tax made by companies located in that area, together with segment assets, segment assets acquired, net operating assets, and Property, plant and equipment owned by the same companies; export sales and the related profit are included in the area/country where the legal entity resides and from which those sales were made.

			Total Revenue
	2019	2018	2017
	$m	$m	$m
UK	1,822	2,390	3,240

Continental Europe
France	578	617	701
Germany	704	592	541
Italy	396	426	514
Spain	359	396	447
Sweden	834	477	842
Others	1,291	1,312	1,512
	4,162	3,820	4,557
The Americas
Canada	466	483	482
US	8,047	7,240	6,666
Others	814	806	809
	9,327	8,529	7,957
Asia, Africa & Australasia
Australia	266	313	377
China	4,867	3,778	2,955
Japan	2,522	1,952	2,172
Others	1,418	1,308	1,207
	9,073	7,351	6,711
Total Revenue	24,384	22,090	22,465

Total Revenue outside of the UK totalled $22,562m for the year ended 31 December 2019 (2018: $19,700m; 2017: $19,225m).

		Operating profit/(loss)			Profit/(loss) before tax
	2019	2018	2017	2019	2018	2017
	$m	$m	$m	$m	$m	$m
UK	466	(66)	(694)	93	(514)	(1,146)
Continental Europe	1,502	3,671	2,482	1,006	3,179	1,918
The Americas	(8)	(757)	1,242	(474)	(1,171)	822
Asia, Africa & Australasia	964	539	647	923	499	633
Continuing operations	2,924	3,387	3,677	1,548	1,993	2,227

			Non-current assets	[1]			Total assets
	2019	2018	2017		2019	2018	2017
	$m	$m	$m		$m	$m	$m
UK	6,778	4,828	5,371		15,302	13,573	12,842
Continental Europe	15,220	14,529	16,305		18,182	17,119	18,962
The Americas	19,513	22,191	24,811		23,380	26,381	28,180
Asia, Africa & Australasia	1,235	976	1,024		4,513	3,578	3,370
Continuing operations	42,746	42,524	47,511		61,377	60,651	63,354

			Assets acquired	[2]		Net operating assets		[3]
	2019	2018	2017		2019	2018	2017
	$m	$m	$m		$m	$m	$m
UK	2,255	556	400		4,206	3,471	3,351
Continental Europe	386	530	629		9,201	8,913	10,228
The Americas	236	356	585		15,929	18,598	20,339
Asia, Africa & Australasia	120	105	138		1,432	1,037	1,198
Continuing operations	2,997	1,547	1,752		30,768	32,019	35,116
[1]	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
[2]	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets).
[3]	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2019	2018	2017
	$m	$m	$m
UK	1,920	1,605	1,455
Sweden	1,488	1,456	1,508
US	2,758	2,844	3,055
Rest of the world	1,522	1,516	1,597
Continuing operations	7,688	7,421	7,615

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2019	2018	2017
	$m	$m	$m
UK	458	469	489
Continental Europe	3,891	4,388	4,712
The Americas	9,032	8,177	7,467
Asia, Africa & Australasia	10,184	8,015	7,484
Continuing operations	23,565	21,049	20,152

Product Sales are recognised when control of the goods has been transferred to a third party. In general this is upon delivery of the products to wholesalers. One wholesaler (2018: one; 2017: zero) individually represented greater than 10% of Product Sales. The value of these transactions recorded as Product Sales were $3,078m (2018: $2,704m; 2017: n/a).